E3 Associated companies	12 Months Ended
Dec. 31, 2020
Investments Accounted For Using Equity Method [Abstract]
E3 Associated companies

E3	Associated companies

Equity in associated companies
	2020	2019
Opening balance	1,565	611
Investments	167	1,310
Share in earnings	(298)	(335)
Distribution of capital stock	(3)	—
Taxes	(33)	(5)
Dividends	(43)	(66)
Divested business	—	(5)
Translation differences	(81)	55
Closing balance	1,274	1,565

The Company owns 49% of MediaKind with an investment of SEK 0.8 (1.2) billion. The Company’s share in earnings of MediaKind was SEK -0.4 (-0.4) billion and the remaining investment is SEK 0.4 (0.8) billion. The Company has provided a loan to MediaKind of SEK 0.5 (0.2) billion.